Liquidity and Management's Plans - Additional Information (Details) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 27, 2016	Jul. 14, 2015	Sep. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Conversion of Stock [Line Items]
Net proceeds from sale of common stock								$ 2,122,861	$ 0	$ 4,405,973	$ 17,366,620
Proceeds from issuance of private placement net		$ 9,500,000					$ 9,500,000			9,460,749	0
Merck Ghi Financing Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues			1,136,364		1,136,364	1,136,364
Net proceeds from sale of common stock			$ 5,000,000		$ 50	$ 5,000,000
Debt instrument, carrying amount	$ 1,000,000							$ 1,000,000		1,000,000	$ 1,000,000
At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues										4,405,973
Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues										$ 9,460,749
Proceeds from issuance of private placement net							$ 9,500,000
Class of warrant or right, number of securities called by warrants or rights		6,790,169					6,790,169
Class of warrant or right, exercise price of warrants or rights		$ 1.14					$ 1.14
Sale of stock, description of transaction								(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.		(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.
Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues			1,136,364			1,136,364
Net proceeds from sale of common stock			$ 5,000,000
Common Stock [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues										$ 36,199
Stock issued during period, shares, new issues										3,619,863
Common Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues										$ 67,441
Stock issued during period, shares, new issues		6,744,127					6,744,127			6,744,127
Non Voting Convertible Preferred Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues		2,309,428					2,309,428
Commercial Paper [Member] | Common Stock [Member] | Merck Global Health Innovation Fund Llc [Member]
Conversion of Stock [Line Items]
Debt instrument, carrying amount	1,000,000							$ 1,000,000		$ 1,000,000
Debt instrument, maturity period								2017-07		2017-07
Debt instrument, description								If the Company is unable to repay the note, negotiate its conversion or extend its term, the assets of the Company may be seized, as the note is secured by a lien on all the Company’s assets.		If the company is unable to repay the note, negotiate its conversion or extend its term, the assets of the company may be seized, as the note is secured by a lien on all the company’s assets.
Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues				$ 11,500,000
Maximum commission percentage on gross proceeds				3.00%
Net proceeds from sale of common stock	6,500,000							$ 2,100,000
Gross proceeds from sale of common stock	6,900,000							$ 2,200,000
Remaining availability under at the market offering	$ 4,600,000			$ 4,600,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues	57							21
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Aggregate gross proceeds from issuance of common stock				$ 2,500,000,000,000